Cash and cash equivalents	12 Months Ended
Mar. 31, 2017
Cash and cash equivalents

3. Cash and cash equivalents:

“Cash and cash equivalents” as of March 31, 2016 and 2017 comprised the following:

	Millions of yen
	2016	2017
Cash	¥97,683	¥102,167
Certificates of deposit	50,000	10,000
Commercial paper	433	236
Bailment for consumption	206,321	177,207

Total	¥354,437	¥289,610

The commercial paper as of March 31, 2016 and 2017 was classified as available-for-sale securities, fair value of which approximates their amortized amounts.

Information regarding “Bailment for consumption” is disclosed in Note 15 “Related party transactions.”